Critical Accounting Estimates	12 Months Ended
Dec. 31, 2021
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Critical Accounting Estimates
NOTE 2. CRITICAL ACCOUNTING ESTIMATES

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise judgment in applying the accounting standards to define the Group’s accounting policies.
The Group has identified the following areas involving a greater degree of judgment or complexity, or areas where the assumptions and estimates are significant to the consolidated financial statements, and which are essential to understand the underlying accounting/financial reporting risks.
a.    FAIR VALUE OF LEVEL 3 FINANCIAL INSTRUMENTS
The fair value of financial instruments classified as level 3 are not listed in active markets and is therefore determined by using valuation techniques. The valuation of level 3 financial instruments involves one or more inputs which are unobservable and significant to their fair value measurement. The Group uses valuation models and unobservable inputs, including projected cash flows, discount rates and volatilities and correlations relating to interest rates and spreads, to estimate the fair value of level 3 financial instruments. These valuation techniques require management to make significant estimates and judgments.

b.	VALUATION OF EXPECTED CREDIT LOSS ALLOWANCE
The Group records the allowance for loan losses under the expected credit losses (ECL) method included in IFRS 9. The ECL is typically estimated using quantitative methods that consider a variety of factors such as historical loss experience, the current credit quality of the portfolio as well as an economic outlook over the life of the loan. The most significant judgments of the model relate to making assumptions about macroeconomic scenarios. These macroeconomic scenarios include variables that have historically been key drivers of increases and decreases in credit losses. These variables include, but are not limited to, unemployment rates, gross domestic product levels and corporate bond spreads. As any one economic outlook is inherently uncertain, the Group leverages multiple scenarios. The scenarios developed and the weighting given to each scenario depend on a variety of factors including recent economic events, leading economic indicators, views of internal and third-party economists and industry trends. A high degree of uncertainty is involved in making estimations using assumptions that are highly subjective and very sensitive to the risk factors.

c.	IMPAIRMENT OF NON-FINANCIAL ASSETS
Intangible assets with finite useful lives and property, plant and equipment are amortized or depreciated on a straight-line basis during their estimated useful life. The Group monitors the conditions related to these assets to determine whether the events and circumstances require a review of the remaining amortization or depreciation term, and whether there are factors or circumstances indicating impairment in the value of the assets that cannot be recovered.
The Group has applied judgment to identify impairment indicators for property, plant and equipment and intangible assets. The Group has concluded that there were no impairment indicators for any of the years reported in its consolidated financial statements.

d.	INCOME TAX AND DEFERRED TAX
Significant judgment is required when determining current and deferred tax assets and liabilities. The current income tax is accounted according to the amounts expected to be paid; while deferred income tax is accounted on the basis of temporary differences between carrying amount of assets and liabilities and their tax base, at the rates expected to be in force at the time of their reversal.
A deferred tax asset is recognized when future taxable income is expected to exist to offset such temporary differences, based on Management’s assumptions about the amounts and timing of such future taxable income. Then, management needs to determine whether deferred tax assets are likely to be used and offset against future taxable income. Actual results may differ from these estimates, for instance, changes in the applicable tax laws or the outcome of the final review of the tax returns by the tax authorities and tax courts.
Future taxable income and the number of tax benefits likely to be available in the future are based on a medium-term business plan prepared by management, on the basis of expectations which are deemed reasonable.